Leases - Schedule of Future Minimum Payments of Operating Leases (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Leases [Abstract]
Within 1 year	$ 113,291
After 1 year but within 5 years	171,630
Total lease payments	284,921
Less: imputed interest	(16,318)
Total lease obligations	268,603
Less: current obligations	(102,160)
Long-term lease obligations	$ 166,444